Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current Income Tax Expense (Benefit) [Abstract]
United States - Federal	$ 34.0	$ 67.0	$ 91.7
State	4.6	8.4	8.6
Foreign	79.8	66.3	55.4
Total current	118.4	141.7	155.7
Deferred Income Tax Expense (Benefit) [Abstract]
United States - Federal	36.4	(7.8)	(12.5)
State	2.4	(0.3)	(0.5)
Foreign	(12.4)	6.8	4.8
Total deferred	26.4	(1.3)	(8.2)
Income tax expense (benefit)	144.8	140.4	147.5
Pre-tax Earnings [Abstract]
United States	191.6	225.5	197.3
Foreign	214.4	317.9	248.0
Earnings before income taxes	406.0	543.4	445.3
Income Tax Reconciliation ($) [Abstract]
Computed tax at federal statutory rate ($)	142.1	190.2	155.9
State income taxes, net of federal tax benefit ($)	4.5	5.3	5.1
Foreign tax less than the federal rate ($)	(15.9)	(38.9)	(28.9)
Tax benefit - special foreign dividend ($)	0	(23.5)	0
Adjustments to prior years' tax accruals ($)	(1.7)	(6.1)	1.5
Other taxes including repatriation of foreign earnings ($)	15.3	11.0	10.4
Nontaxable share income ($)	0.2	(0.2)	1.1
Other, net ($)	0.3	2.6	2.4
Tax Rate Reconciliation (%) [Abstract]
Computed tax at federal statutory rate (%)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (%)	1.10%	1.00%	1.10%
Foreign tax less than the federal rate (%)	(3.90%)	(7.20%)	(6.50%)
Tax benefit - special foreign dividend (%)	0.00%	(4.30%)	0.00%
Adjustments to prior years' tax accruals (%)	(0.40%)	(1.10%)	1.00%
Other taxes including repatriation of foreign earnings (%)	3.80%	2.00%	1.70%
Nontaxable share income (%)	0.00%	(0.10%)	0.20%
Other, net (%)	0.10%	0.50%	0.60%
Total (%)	35.70%	25.80%	33.10%
Components of Deferred Tax Liabilities [Abstract]
Depreciation and property differences	(112.9)	(100.8)
Intangible assets	(566.7)	(534.3)
Other tax liabilities	(6.6)	(17.4)
Gross deferred tax liabilities	(686.2)	(652.5)
Components of Deferred Tax Assets [Abstract]
Accrued liabilities	108.1	125.6
Deferred and stock-related compensation	88.7	71.2
Tax loss carryforwards and tax credits	23.1	23.5
Intangible assets	22.1	27.1
Postretirement benefits other than pensions	15.5	7.4
Pension plans	142.1	83.0
Inventory differences	28.5	26.3
Other tax assets	6.1	10.4
Gross deferred tax assets	434.2	374.5
Valuation allowance	(12.6)	(11.0)
Net deferred tax liabilities	(264.6)	(289.0)
Operating Loss Carryforwards and Tax Credit Expiration [Abstract]
Operating Loss Carryforwards and Tax Credit Expiration, Therafter or No Expiration	22.5
Foreign Subsidiary Retained Earnings Considered Permanently Invested	980
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of year	41.2	48.7	46.9
Additions based on current year tax positions	8.1	5.0
Reductions for prior year tax positions	(0.7)	(1.4)
Settlements with taxing authorities/statute expirations	(14.9)	(1.8)
Unrecognized tax benefits, end of year	41.2	48.7	46.9
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	35.5
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	7.6	7.0
Unrecognized Tax Benefits, Income Tax Penalties Accrued	$ 2.8	$ 0.7
Number of Foreign Jurisdictions Where Taxes Are Filed	50